Total revenue and income (Tables)	12 Months Ended
Dec. 31, 2024
Revenue and income [Abstract]
Total revenue and income

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Gross amount from transaction activities and other services (i)	10,352,228	10,241,654	10,047,654
Gross financial amount (ii)	9,391,519	6,858,109	6,438,774
Gross other financial amount (iii)	699,333	402,394	288,333
Total gross amount	20,443,080	17,502,157	16,774,761

Deductions from gross amount from transactions activities and other services (iv)	(1,168,946)	(1,214,412)	(1,141,248)
Deductions from gross financial amount (v)	(241,092)	(205,063)	(186,039)
Deductions from gross other financial amount (vi)	(223,410)	(134,281)	(112,560)
Total deductions from gross amount	(1,633,448)	(1,553,756)	(1,439,847)
Total revenue and income	18,809,632	15,948,401	15,334,914

(i)Includes mainly intermediation fee, membership fee and credit operations revenues.
(ii)Includes income from early payment of notes payable to third parties.
(iii)Includes (a) interest of financial investments and (b) gain on exchange variation.
(iv)Deductions consist of transactions taxes.
(v)Deductions consist of taxes on financial income.
(vi)Deductions consist of taxes on other financial income.